Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Revenues	$ 139,621,000	$ 111,283,000	$ 304,571,000	$ 218,806,000
Voyage expenses (note 12a)	(9,758,000)	(3,613,000)	(22,581,000)	(7,511,000)
Vessel operating expenses	(46,389,000)	(27,846,000)	(91,462,000)	(51,818,000)
Time-charter hire expense (note 12a)	(15,913,000)	(16,793,000)	(36,629,000)	(31,796,000)
Depreciation and amortization	(25,621,000)	(16,012,000)	(52,688,000)	(30,468,000)
General and administrative expenses (note 12a)	(4,769,000)	(3,211,000)	(10,202,000)	(6,682,000)
Asset Impairment Charges	(6,420,000)	0	(6,420,000)	0
Restructuring charges (note 16)	0	879,000	0	(4,445,000)
Income from operations	30,751,000	44,687,000	84,589,000	86,086,000
Equity income (note 5)	4,740,000	$ 3,587,000	8,554,000	$ 6,169,000
Operating Segments [Member] | Conventional Tankers [Member]
Segment Reporting Information [Line Items]
Revenues	129,092,000		284,657,000
Voyage expenses (note 12a)	(10,494,000)		(23,752,000)
Vessel operating expenses	(37,278,000)		(74,786,000)
Time-charter hire expense (note 12a)	(15,456,000)		(35,886,000)
Depreciation and amortization	(24,320,000)		(50,274,000)
General and administrative expenses (note 12a)	(3,633,000)		(8,404,000)
Asset Impairment Charges	(6,420,000)		(6,420,000)
Income from operations	31,491,000		85,135,000
Equity income (note 5)	4,740,000		8,554,000
Operating Segments [Member] | Ship-to-Ship Transfer [Member]
Segment Reporting Information [Line Items]
Revenues	10,999,000		21,085,000
Voyage expenses (note 12a)	266,000		0
Vessel operating expenses	(9,111,000)		(16,676,000)
Time-charter hire expense (note 12a)	(457,000)		(743,000)
Depreciation and amortization	(1,301,000)		(2,414,000)
General and administrative expenses (note 12a)	(1,136,000)		(1,798,000)
Asset Impairment Charges	0		0
Income from operations	(740,000)		(546,000)
Equity income (note 5)	0		0
Inter-segment Revenue [Member]
Segment Reporting Information [Line Items]
Revenues	(470,000)
Voyage expenses (note 12a)	470,000
Vessel operating expenses	0
Time-charter hire expense (note 12a)	0
Depreciation and amortization	0
General and administrative expenses (note 12a)	0
Asset Impairment Charges	0
Income from operations	0
Equity income (note 5)	0
Lightering support services, cost per voyage	$ 24,750		24,750
Inter-segment Revenue [Member] | Conventional Tankers [Member]
Segment Reporting Information [Line Items]
Revenues			(1,171,000)
Voyage expenses (note 12a)			1,171,000
Vessel operating expenses			0
Time-charter hire expense (note 12a)			0
Depreciation and amortization			0
General and administrative expenses (note 12a)			0
Asset Impairment Charges			0
Income from operations			0
Equity income (note 5)			$ 0